Financial Instruments (Narrative) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 30,482,269	$ 19,398,272	$ 2,583,910
Accounts payable and accrued liabilities	$ 10,127,266	$ 1,290,721
Description of change of rates and materiality	On the basis of current market conditions, the Company has determined that a 1% change in interest rates or a 10% change in foreign exchange rates would be immaterial